SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO SMALL TO MID CAP STOCK FUNDS

forthe Wells Fargo Small Cap Opportunities Fund

(the "Fund")

Effective immediately Robert Kaynor, CFA is added as a portfolio manager to the Fund.

I.Prospectus
In the section entitled "Fund Summary – Fund Management" for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Schroder Investment Management North America Inc.	Jenny B. Jones, Portfolio Manager /2003 Robert Kaynor, CFA, Portfolio Manager / 2018

In addition, the section entitled "The Sub-Advisers and Portfolio Managers" is supplemented with the following:

Robert Kaynor, CFA
Mr. Kaynor joined Schroder in 2013, where he currently serves as co-Portfolio Manager and Director of Research for the U.S. Small Cap and U.S. Small and Mid Cap strategies.

II. Statement of Additional Information
In the section entitled "Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Robert Kaynor [1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$153.54 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$160.16 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Robert Kaynor [1]	Small Cap Opportunities Fund	$0

1 Mr. Kaynor became a portfolio manager of the Fund on January 12, 2018. The information presented in this table is as of March 31, 2017, at which time Mr. Kaynor was not a portfolio manager of the Fund.

January 12, 2018                                                                                                         SCAM018/P203SP2